Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
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Disclosure of Trade Receivables	9.1 Trade receivables

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Trade receivables	6,714	8,776
Allowance for expected credit losses	-	-
Total net value of trade receivables	6,714	8,776

Disclosure of Subsidies Receivables	9.2 Subsidies receivables

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Research tax credit	14,521	16,382
Other subsidies	-	-
Total subsidies receivables	14,521	16,382

Disclosure of Other Current Assets

9.3 Other current assets

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
VAT receivables	1,147	3,271
Income tax receivable	210	210
Prepaid expenses and other prepayments	3,428	2,823
Tax and social receivables	445	731
Deferred expenses and other current assets	298	298
Total other current assets	5,528	7,333